INCOME TAX (Deferred Taxes) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Composition of deferred tax assets:
Provision for employee-related obligation	$ 44,862	$ 42,137	$ 39,183	$ 36,568	$ 37,561
Non-capital loss carry forwards	3,184,220	2,890,426	2,551,746	2,393,919	1,768,416
Valuation allowance	(3,229,082)	(2,932,563)	(2,590,929)	(2,430,487)	(1,805,977)
Total deferred taxes
Parent Company [Member]
Carryforward tax losses
Loss carry forward balances		500,000
A.D. Integrity Applications Ltd. [Member]
Carryforward tax losses
Loss carry forward balances		$ 9,700,000